Restatement of Financial Information (Tables)	6 Months Ended
Jun. 30, 2025
Restatement of Financial Information [Abstract]
Restatement of Financial Information

Restated unaudited interim consolidated statement of financial position

	Previously Reported	Restatement Adjustments	Restatement Reference	As Restated
SHAREHOLDERS’ DEFICIT
Accumulated losses	(588,094)	3,020	(a)	(585,074)
Total shareholders’ deficit, Equity attributable to owners	(100,535)	3,020	Rx	(97,515)
Non-controlling interest	530	(3,020)	(a)	(2,490)

Restated unaudited interim condensed consolidated statements of loss and comprehensive loss

	Previously Reported	Restatement Adjustments	Restatement Reference	As Restated
Other operating (expenses) income, net	(36,483)	(55)	(b)	(36,538)
Operating (loss) income	(31,933)	(55)	(b)	(31,988)
Loss before income tax	(52,829)	(55)	(b)	(52,884)
Discontinued operation	2,921	(2,921)	(c)	-
Net loss	(54,331)	(2,976)	Rx	(57,307)
Owners of the Company	(58,314)	(1,647)	(c)	(59,961)
Basic and diluted loss per share (R$)	(0.59)	(0.03)	Rx	(0.62)
Total comprehensive loss	(61,818)	(2,976)	Rx	(64,794)

Restated unaudited interim condensed consolidated statements of cash flows

	Previously Reported	Restatement Adjustments	Restatement Reference	As Restated
Cash flow from operating activities
Loss before income tax	(52,829)	(55)	(b)	(52,884)
Write-off due to disposal	-	35,854	(d)	35,854
Other assets	3,922	(5,538)	(d)	(1,616)
Net cash (used in) generated by operating activities
Investment activities
Write-off due to discontinuation or disposal	30,261	(30,261)	(d)	-
Acquisition of subsidiaries – net of cash acquired	-	(279)	(e)	(279)
Net cash (used in) investment activities	26,201	(30,540)	Rx	(4,339)
Financing activities
Payment of deferred and contingent consideration on acquisitions	(33,654)	279	(e)	(33,375)
Net cash (used in) generated by financing activities	12,041	279	Rx	12,320